Cover	Oct. 14, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K/A (this "Form 8-K/A"), filed by Jagged Peak Energy Inc. (the "Company") with the Securities and Exchange Commission on October 15, 2019 (the "Form 8-K"), is to add Inline eXtensible Business Reporting Language ("XBRL") tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this Form 8-K/A relating to the same.
Document Period End Date	Oct. 14, 2019
Entity File Number	001-37995
Entity Registrant Name	Jagged Peak Energy Inc.
Entity Central Index Key	0001685715
Entity Tax Identification Number	81-3943703
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	215-3700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	JAG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false